Offerings - Offering: 1	May 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (no par value)
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	38.60
Maximum Aggregate Offering Price	$ 193,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,548.30
Offering Note	1a. The securities registered include options and rights to acquire Common Stock. 1b. Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement also covers any additional securities that may become issuable under the Vericel Corporation Amended and Restated 2022 Omnibus Incentive Plan (the "Amended and Restated 2022 Plan"), as amended from time to time, by reason of any stock split, stock dividend or similar transaction. 1c. Represents 5,000,000 additional shares of Common Stock reserved for issuance under the Amended and Restated 2022 Plan. 1d. Estimated pursuant to Rule 457 promulgated under the Securities Act solely for purposes of calculating the registration fee and based upon the average of the high and low prices of the Common Stock on May 5, 2025, as reported on the NASDAQ Stock Market. 1e. The Registrant does not have any fee offsets.